Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Annual Depreciation Rates

The table below provides system-wide composite annual depreciation rates for the years ended December 31, 2012, 2011 and 2010.

	Transmission and Distribution			Generation
	2012	2011	2010	2012	2011	2010
Pepco	2.5%	2.6%	2.6%	—	—	—
DPL	2.7%	2.8%	2.8%	—	—	—
ACE	3.0%	3.0%	2.8%	—	—	—
Pepco Energy Services (a)	—	—	—	6.4%	10.2%	16.9%
(a)	Percentages reflect accelerated depreciation of the Benning Road and Buzzard Point generating facilities retired during 2012.

Effects of Revision on PHI's Consolidated Balance Sheets

The table below illustrates the effects of the revision on reported balances in PHI’s consolidated financial statements.

	As Filed		Adjustment	As Revised
	(millions of dollars)
December 31, 2012

Deferred income tax liabilities, net	$3,176		$32	$3,208
Total deferred credits	4,819	(a)	32	4,851
Retained earnings	1,109		(32)	1,077
Total equity	4,446		(32)	4,414

December 31, 2011

Deferred income tax liabilities, net	$2,863		$32	$2,895
Total deferred credits	4,549	(a)	32	4,581
Retained earnings	1,072		(32)	1,040
Total equity	4,336		(32)	4,304

December 31, 2010

Retained earnings	$1,059		$(32)	$1,027
Total equity	4,230	(b)	(32)	4,198

December 31, 2009
Retained earnings	$1,268		$(32)	$1,236
Total equity	4,256	(b)	(32)	4,224
(a)	The amount of total deferred credits differs from the amount originally reported in PHI’s 2012 Form 10-K due to certain reclassifications.
(b)	The amount represents total shareholders’ equity, which excludes a non-controlling interest of $6 million.